Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following information has been prepared in accordance with the SEC’s pay versus performance rules under the Exchange Act. The tables and related disclosures contain information about the relationship between our executive compensation actually paid (as defined by SEC rules) and certain Company financial performance measures. The CHC Committee did not consider this information when making its executive compensation decisions in 2023 or in setting target compensation for 2024. For further information about how we align executive compensation with Company performance, see
“Compensation Discussion and Analysis.”
The amounts in the tables below are calculated in accordance with SEC rules and may not represent amounts actually earned or realized by our Principal Executive Officer (“PEO”) or
Non-PEO
Named Executive Officers.

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(4)	Value of initial Fixed $100 Investment Based On		Net Income ($)(6)	Adjusted EBITDA ($)(7)
Year					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	5,932,174	10,434,045	1,593,537	2,890,502	280	200	243,700,000	485,900,000
2022	5,331,034	696,971	1,399,047	84,150	129	132	223,400,000	439,300,000
2021	4,351,277	7,666,457	1,213,319	2,139,501	205	159	118,800,000	285,400,000
2020	4,097,375	5,547,911	1,149,186	2,089,937	148	127	97,200,000	245,600,000

(1)	Jeffrey W. Edwards, our Chief Executive Officer, served as our PEO for each of 2023, 2022, 2021 and 2020.
(2)
Compensation actually paid to our PEO in each of 2023, 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for PEO in the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

PEO	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	5,932,174	5,331,034	4,351,277	4,097,375
- Aggregate change in actuarial present value of pension benefits	-	-	-	-
+ Service cost of pension benefits	-	-	-	-
+ Prior service cost of pension benefits	-	-	-	-
- Stock award values reported in the SCT for the covered year	3,837,502	3,377,950	2,703,051	2,502,713
- Option award values reported in the SCT for the covered year	-	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	2,990,008	2,807,851	3,062,523	3,301,003
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	4,254,444	(2,062,567)	2,053,206	1,850,633
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	983,445	(2,093,505)	892,293	(1,198,387)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-	-
+ Dollar value of dividends/earnings paid on equity awards that vested in the covered year	111,476	92,108	10,209	-
+ Excess fair value for equity award modifications	-	-	-	-
Compensation Actually Paid to PEO	10,434,045	696,971	7,666,457	5,547,911

(3)	Our Non-PEO Named Executive Officers were Jay Elliott, Jeffrey Hire, Michael Miller and Jason Niswonger for each of 2023, 2022, 2021 and 2020.
(4)
Average compensation actually paid to our
non-PEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for
non-PEO
NEO’s in the third column of the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

Average for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table (SCT) Total Compensation	1,593,537	1,399,047	1,213,319	1,149,186
- Aggregate change in actuarial present value of pension benefits	-	-	-	-
+ Service cost of pension benefits	-	-	-	-
+ Prior service cost of pension benefits	-	-	-	-
- Stock award values reported in the SCT for the covered year	804,755	688,190	556,266	522,471
- Option award values reported in the SCT for the covered year	-	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	627,041	547,498	630,242	1,308,093
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	999,592	(755,678)	658,604	393,249
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	424,055	(437,789)	191,413	(238,121)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-	-
+ Dollar value of dividends /earnings paid on equity awards that vested in the covered year	51,032	19,261	2,190	-
+ Excess fair value for equity award modifications	-	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	2,890,502	84,150	2,139,501	2,089,937

(5)
For each of the four fiscal years presented in the table, total shareholder return was calculated in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act. For purposes of this pay versus performance disclosure, the peer group used was the S&P 600 Building Products Sub Industry GICS Level 4 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 Building Products Sub Industry GICS Level 4 Index, respectively. In 2022, our peer group consisted of two published industry indices: the Russell 2000 and the S&P 600 Building Products Sub Industry GICS Level 4 Index. TSR performance for these indexes, for the years ending December 31, 2020, 2021, 2022, and 2023, would have been: $120, $138, $110, and $129, respectively.

(6)	Net income is rounded to the nearest hundred thousand.

(7)
The CHC Committee has selected Adjusted EBITDA as the most important financial performance measure used to link our executive compensation to Company performance. See “
Additional Information – Use of
Non-GAAP
Financial Measures
” for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure. Adjusted EBITDA is rounded to the nearest hundred thousand.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our Non-PEO Named Executive Officers were Jay Elliott, Jeffrey Hire, Michael Miller and Jason Niswonger for each of 2023, 2022, 2021 and 2020.
Peer Group Issuers, Footnote	For each of the four fiscal years presented in the table, total shareholder return was calculated in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act. For purposes of this pay versus performance disclosure, the peer group used was the S&P 600 Building Products Sub Industry GICS Level 4 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 Building Products Sub Industry GICS Level 4 Index, respectively. In 2022, our peer group consisted of two published industry indices: the Russell 2000 and the S&P 600 Building Products Sub Industry GICS Level 4 Index. TSR performance for these indexes, for the years ending December 31, 2020, 2021, 2022, and 2023, would have been: $120, $138, $110, and $129, respectively.
PEO Total Compensation Amount	$ 5,932,174	$ 5,331,034	$ 4,351,277	$ 4,097,375
PEO Actually Paid Compensation Amount	$ 10,434,045	696,971	7,666,457	5,547,911
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our PEO in each of 2023, 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for PEO in the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

PEO	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table (SCT) Total Compensation	5,932,174	5,331,034	4,351,277	4,097,375
- Aggregate change in actuarial present value of pension benefits	-	-	-	-
+ Service cost of pension benefits	-	-	-	-
+ Prior service cost of pension benefits	-	-	-	-
- Stock award values reported in the SCT for the covered year	3,837,502	3,377,950	2,703,051	2,502,713
- Option award values reported in the SCT for the covered year	-	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	2,990,008	2,807,851	3,062,523	3,301,003
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	4,254,444	(2,062,567)	2,053,206	1,850,633
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	983,445	(2,093,505)	892,293	(1,198,387)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-	-
+ Dollar value of dividends/earnings paid on equity awards that vested in the covered year	111,476	92,108	10,209	-
+ Excess fair value for equity award modifications	-	-	-	-
Compensation Actually Paid to PEO	10,434,045	696,971	7,666,457	5,547,911

Non-PEO NEO Average Total Compensation Amount	$ 1,593,537	1,399,047	1,213,319	1,149,186
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,890,502	84,150	2,139,501	2,089,937
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average compensation actually paid to our
non-PEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the amounts in the
Summary Compensation Table
Totals for
non-PEO
NEO’s in the third column of the table above, adjusted as set forth in the table below, determined in accordance with SEC rules.

Average for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table (SCT) Total Compensation	1,593,537	1,399,047	1,213,319	1,149,186
- Aggregate change in actuarial present value of pension benefits	-	-	-	-
+ Service cost of pension benefits	-	-	-	-
+ Prior service cost of pension benefits	-	-	-	-
- Stock award values reported in the SCT for the covered year	804,755	688,190	556,266	522,471
- Option award values reported in the SCT for the covered year	-	-	-	-
+ Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end	627,041	547,498	630,242	1,308,093
+/- Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years	999,592	(755,678)	658,604	393,249
+ Vesting date fair value of equity awards granted and vested in the covered year	-	-	-	-
+/- Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	424,055	(437,789)	191,413	(238,121)
- Fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	-	-	-	-
+ Dollar value of dividends /earnings paid on equity awards that vested in the covered year	51,032	19,261	2,190	-
+ Excess fair value for equity award modifications	-	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	2,890,502	84,150	2,139,501	2,089,937

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
See “
Additional Information – Use of
Non-GAAP
Financial Measures
” for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.
The following table lists the financial performance measure that we believe represents the most important financial measure used to link compensation actually paid to our executives to Company performance.

Adjusted EBITDA	● Performance-based incentive cash awards ● Performance-based incentive equity awards

Total Shareholder Return Amount	$ 280	129	205	148
Peer Group Total Shareholder Return Amount	200	132	159	127
Net Income (Loss)	$ 243,700,000	$ 223,400,000	$ 118,800,000	$ 97,200,000
Company Selected Measure Amount	485,900,000	439,300,000	285,400,000	245,600,000
PEO Name	Jeffrey W. Edwards
Measure:: 1
Pay vs Performance Disclosure
Name	Performance-based incentive cash awards
Non-GAAP Measure Description	The CHC Committee has selected Adjusted EBITDA as the most important financial performance measure used to link our executive compensation to Company performance. See “
Additional Information – Use of
Non-GAAP
Financial Measures
	” for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure. Adjusted EBITDA is rounded to the nearest hundred thousand.
Measure:: 2
Pay vs Performance Disclosure
Name	Performance-based incentive equity awards
PEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Stock award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,837,502	3,377,950	2,703,051	2,502,713
PEO | Option award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,990,008	2,807,851	3,062,523	3,301,003
PEO | Yearoveryear change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,254,444	(2,062,567)	2,053,206	1,850,633
PEO | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Yearoveryear change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	983,445	(2,093,505)	892,293	(1,198,387)
PEO | Fair value as of prioryear end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dollar value of dividendsearnings paid on equity awards that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,476	92,108	10,209	0
PEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Prior Service Cost of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,755	688,190	556,266	522,471
Non-PEO NEO | Option award values reported in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year end fair value for equity awards granted in the covered year that were outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,041	547,498	630,242	1,308,093
Non-PEO NEO | Yearoveryear change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	999,592	(755,678)	658,604	393,249
Non-PEO NEO | Vesting date fair value of equity awards granted and vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Yearoveryear change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,055	(437,789)	191,413	(238,121)
Non-PEO NEO | Fair value as of prioryear end of equity awards granted in prior years that failed to vest in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dollar value of dividendsearnings paid on equity awards that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,032	19,261	2,190	0
Non-PEO NEO | Excess Fair Value for Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0